Semiannual Report

Cash Equivalent
Fund

January 31, 2002

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by a prospectus.

Dear Shareholder:

We appreciate your decision to invest in Cash Equivalent Fund. To provide you with an update of holdings, on the following pages you'll find the fund's semiannual report for the six months ended January 31, 2002. Also included are the financial highlights for the Cash Equivalent Fund of the following portfolios:

• Money Market Portfolio

• Government Securities Portfolio

• Tax-Exempt Portfolio

Briefly, for the past six month period ending January 31, 2002, the fund's portfolios registered favorable performance and achieved their stated objectives of providing maximum current income while maintaining stability of principal.

Economic Review and Outlook

The calendar year 2001 is unforgettable and is best viewed as a platform for renewal. In this regard, during the past few months the Federal Reserve (Fed) lowered rates by an additional 75 basis points, for a total of 475 basis points for the year. This places short-term rates at their lowest level since 1961.

The question has shifted from uncertainty about the start of an economic recovery to the actual strength of the rebound. There has been across the board improvement in most economic data series. This development most likely marks the end of the easing cycle for monetary policy. As a result, the yield curve has steepened significantly and the forward yield curve now implies that the next movement by the Fed will be to raise rates, perhaps as early as mid-year.

In this context, we have maintained a longer life policy, especially if maturities and liquidity requirements permit it. The reasons were the market offered value for extension, and there was little likelihood of any Fed tightening prior to the second quarter of 2002.

The recession probably ended in November. We were expecting that the first quarter of 2002 rather than the fourth quarter of 2001, as reported, would be the initial period registering positive growth. Nevertheless, inventory rebuilding will occur and be followed by positive developments in regard to consumer expenditures and capital spending. Unfortunately, the unemployment rate is expected to rise, and the Fed's historical record shows it is very relevant to tighten monetary conditions prior to an improvement in this measure. As a consequence, we favor longer maturities because any tightening will be delayed and not as significant as the market currently anticipates.

Portfolio Performance
As of January 31, 2002

7-Day Current Yield
Money Market Portfolio	1.21%
Government Securities Portfolio	1.11%
Tax-Exempt Portfolio	0.87%
(Equivalent Taxable Yield)	1.42%

Thank you again for your investment. We look forward to serving your investment needs for years to come.

/s/ Frank Rachwalski

Frank Rachwalski
Vice President and Lead Portfolio Manager

Frank Rachwalski is a Managing Director of Zurich Scudder Investments, Inc. and is Vice President and Lead Portfolio Manager of all Zurich Scudder Money Market Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University, Chicago.

Notes

Yields are historical, may fluctuate, and do not guarantee future performance. The portfolios' net yields are the sum of the daily dividend rates for the period.

The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 38.6%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

Portfolio of Investments as of January 31, 2002 (Unaudited)

Money Market Portfolio

	Principal Amount ($)	Value ($)
Commercial Paper 89.9%
Ace Overseas Corp., 1.81%*, 4/8/2002	10,000,000	9,966,817
Abbey National PLC, 1.52%*, 2/4/2002	20,000,000	19,996,633
American Honda Finance Corp., 2.129%**, 5/20/2002	20,000,000	20,006,044
Amsterdam Funding Corp., 1.77%*, 3/14/2002	20,000,000	19,959,683
Associates Corp. of North America, 1.91%**, 6/15/2002	10,000,000	10,000,000
Atlantis One Funding Corp., 1.99%*, 2/13/2002	20,000,000	19,985,667
Barton Capital Corp., 1.84%*, 7/10/2002	15,000,000	14,878,100
Bavaria Universal Funding, 1.78%*, 3/15/2002	20,000,000	19,958,467
Black Forest Funding Corp., 1.78%*, 4/22/2002	20,000,000	19,920,889
Caterpillar Financial, 1.92%**, 7/9/2002	10,000,000	10,004,496
Commerzbank U.S. Finance, Inc., 2.57%*, 3/20/2002	20,000,000	19,932,894
Countrywide Home Loans, Inc., 1.8%*, 3/28/2002	20,000,000	19,945,000
Credit Suisse First Boston, Inc., 1.75%**, 5/22/2002	10,000,000	10,000,000
Fairway Finance Corp., 1.76%*, 4/25/2002	20,000,000	19,918,844
Falcon Asset Securitization Corp., 1.76%*, 2/28/2002	20,000,000	19,973,600
Fountain Square Commercial Funding Corp., 2.12%*, 2/25/2002	9,515,000	9,501,552
Galaxy Funding, Inc., 1.68%*, 5/17/2002	20,000,000	19,902,000
Giro Multi-Funding Corp., 1.63%*, 2/12/2002	10,000,000	9,994,561
Goldman Sachs Group, Inc., 1.93%*, 4/19/2002	20,000,000	20,000,000
Greenwich Funding Corp., 1.48%*, 2/6/2002	20,000,000	19,995,083
Greyhawk Funding LLC, 1.68%*, 7/12/2002	20,000,000	19,849,733
Household Finance Corp., 2.01%**, 12/20/2002	20,000,000	19,991,284
ING Bank NV, 1.78%*, 7/22/2002	20,000,000	19,830,900
K2 (USA) LLC, 3.44%*, 2/26/2002	20,000,000	19,950,417
Moriarty LLC, 3.61%*, 4/11/2002	15,000,000	14,896,212
Nordea North America, Inc., 2.08%*, 2/26/2002	20,000,000	19,971,111
Northern Rock PLC, 1.76%*, 3/15/2002	35,000,000	34,928,133
Northern States Power Co., 1.54%*, 2/6/2002	10,000,000	9,997,431
Northern States Power Co., 1.62%*, 2/13/2002	11,000,000	10,993,583
Northern States Power Co., 1.67%*, 2/14/2002	20,000,000	19,987,000
Old Line Funding Corp., 1.42%*, 2/5/2002	20,000,000	19,996,044
Quincy Capital Corp., 1.51%*, 2/11/2002	15,000,000	14,993,083
SBC Communications, Inc., 2.06%*, 3/7/2002	20,000,000	19,961,089
SBC Communications, Inc., 2.03%*, 3/28/2002	14,000,000	13,956,581
Scaldis Capital LLC, 1.83%*, 7/9/2002	14,764,000	14,645,420
Sheffield Receivables Corp., 1.54%*, 2/8/2002	15,000,000	14,994,867
Sigma Finance, Inc., 2.08%*, 7/11/2002	20,000,000	19,815,111
Swedish National Housing Finance Corp., 1.93%*, 2/1/2002	20,000,000	20,000,000
Superior Funding Capital Corp., 1.77%*, 4/29/2002	15,000,000	14,935,838
Surrey Funding Corp., 1.53%*, 2/7/2002	20,000,000	19,994,067
Svenska Handelsbanken, 1.82%*, 6/17/2002	18,700,000	18,571,427
Swedbank, Inc., 2.25%*, 4/16/2002	20,000,000	19,907,500
UBS Finance, Inc., 3.53%*, 3/15/2002	15,000,000	14,937,000
Variable Funding Capital Corp., 2.46%*, 2/21/2002	10,000,000	9,985,667
Verizon Network Funding Corp., 2.3%*, 7/16/2002	20,000,000	19,789,167
WCP Funding, Inc., 1.75%*, 3/6/2002	20,000,000	19,967,917
Westdeutsche Landensbank GZ, 2.06%*, 10/28/2002	10,000,000	9,846,072
Total Commercial Paper (Cost $810,532,984)		810,532,984

Certificates of Deposit** 7.8%
American Express Centurion Bank, 1.856%, 11/6/2002	20,000,000	20,000,000
Commercia Bank, Inc., 1.8%, 10/28/2002	20,000,000	20,000,000
First Union National Bank, 2.105%, 5/8/2002	10,000,000	10,000,000
U.S. Bank National Association, 1.83%, 1/10/2003	20,000,000	20,000,000
Total Certificates of Deposits (Cost $70,000,000)		70,000,000

Short-Term Notes* 1.1%
Federal Home Loan Bank, 2.25%, 10/30/2002 (Cost $10,000,000)	10,000,000	10,000,000

Repurchase Agreements***1.2%
State Street Bank and Trust Co., 1.86% to be repurchased at $11,019,569 on 2/1/2002 (Cost $11,019,000)	11,019,000	11,019,000
Total Investment Portfolio - 100.0% (Cost $901,551,984) (a)		901,551,984

* Interest rates represent annualized yield to date of maturity.
** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of January 31, 2002.
*** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.
(a) Cost for federal income tax purposes was $901,551,984.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of January 31, 2002 (Unaudited)

Government Securities Portfolio

	Principal Amount ($)	Value ($)
Short-Term Notes 69.8%
Federal Farm Credit Bank, 1.77%*, 6/3/2002	10,000,000	9,999,373
Federal Home Loan Bank, 1.592%*, 1/17/2003	15,000,000	14,995,400
Federal Home Loan Bank, 1.614%*, 9/20/2002	5,000,000	4,998,896
Federal Home Loan Bank, 1.621%*, 3/24/2003	5,000,000	4,997,162
Federal Home Loan Bank, 1.648%*, 2/26/2003	7,500,000	7,497,080
Federal Home Loan Bank, 1.7%*, 2/14/2003	10,000,000	9,997,003
Federal Home Loan Bank, 1.705%*, 3/14/2003	5,000,000	4,997,998
Federal Home Loan Bank, 1.724%*, 2/3/2003	5,000,000	4,997,775
Federal Home Loan Bank, 1.734%*, 3/6/2003	5,000,000	4,997,171
Federal Home Loan Bank, 1.74%*, 8/23/2002	14,000,000	13,995,557
Federal Home Loan Bank, 1.74%*, 12/27/2002	5,000,000	4,998,235
Federal Home Loan Bank, 1.755%*, 4/18/2002	10,000,000	9,999,792
Federal Home Loan Bank, 2.028%*, 1/23/2003	5,000,000	5,000,000
Federal Home Loan Bank, 2.2%**, 11/1/2002	6,000,000	6,000,000
Federal Home Loan Bank, 2.25%**, 11/1/2002	7,500,000	7,500,000
Federal Home Loan Bank, 2.25%**, 10/30/2002	5,000,000	5,000,000
Federal Home Loan Bank, 2.34%**, 12/5/2002	5,000,000	4,985,929
Federal Home Loan Bank, 2.38%**, 11/15/2002	5,000,000	5,000,000
Federal Home Loan Bank, 2.5%**, 10/17/2002	7,500,000	7,500,000
Federal Home Loan Bank, 2.55%**, 11/22/2002	10,000,000	10,000,000
Federal Home Loan Bank, 2.55%**, 11/22/2002	8,000,000	8,000,000
Federal Home Loan Bank, 3.63%**, 8/15/2002	15,000,000	15,000,000
Federal Home Loan Bank, 6.53%**, 2/1/2002	10,000,000	10,000,000
Federal Home Loan Mortgage Corp., 1.98%**, 10/18/2002	8,000,000	7,886,040
Federal Home Loan Mortgage Corp., 3.5%**, 4/19/2002	5,000,000	4,962,569
Federal National Mortgage Association, 1.63%*, 7/26/2002	10,000,000	9,999,045
Federal National Mortgage Association, 1.63%*, 1/27/2003	10,000,000	9,994,191
Federal National Mortgage Association, 1.717%*, 10/4/2002	10,000,000	9,997,908
Federal National Mortgage Association, 1.753%*, 1/3/2003	5,000,000	4,998,505
Federal National Mortgage Association, 1.755%*, 10/17/2002	10,000,000	9,995,309
Federal National Mortgage Association, 3.655%**, 4/19/2002	5,000,000	4,960,912
Student Loan Marketing Association, 2.008%*, 6/5/2002	10,000,000	10,000,000
Student Loan Marketing Association, 2.228%*, 4/11/2002	15,000,000	14,998,915
Student Loan Marketing Association, 2.24%**, 2/4/2002	10,000,000	9,999,992
Student Loan Marketing Association, 2.248%*, 4/25/2002	15,000,000	14,998,370
Student Loan Marketing Association, 2.248%*, 2/7/2002	12,500,000	12,499,937
Student Loan Marketing Association, 2.4%**, 10/10/2002	10,000,000	10,000,000
U.S. Export Import Bank - Hainan Airlines Series 2001-2, 1.88%*, 12/21/2004	4,722,499	4,722,499
U.S. Export Import Bank - Hainan Airlines Series 2001-3, 1.904%*, 12/15/2007	10,000,000	10,000,000
U.S. Export Import Bank - Hainan Airlines Series 2001-2, 1.93%*, 12/15/2007	5,000,000	5,000,000
U.S. Export Import Bank - Hainan Airlines Series 2001-1, 1.957%*, 12/15/2007	5,000,000	5,000,000
Total Short-Term Notes (Cost $340,471,563)		340,471,563

Repurchase Agreements*** 30.2%
Bear Stearns, Inc., 1.74% to be repurchased at $20,020,300 on 2/13/2002	20,000,000	20,000,000
Credit Suisse First Boston Corp., 1.77%, to be repurchased at $35,012,046 on 2/5/2002	35,000,000	35,000,000
Goldman Sachs & Co., 1.77%, to be repurchased at $20,007,867 on 2/6/2002	20,000,000	20,000,000
Goldman Sachs & Co., 1.81%, to be repurchased at $20,007,039 on 2/6/2002	20,000,000	20,000,000
Greenwich Capital Markets, 1.94%, to be repurchased at $20,001,078 on 2/1/2002	20,000,000	20,000,000
Merrill Lynch & Co., Inc., 1.82%, to be repurchased at $25,008,847 on 2/7/2002	25,000,000	25,000,000
State Street Bank and Trust Co., 1.86%, to be repurchased at $7,545,390 on 2/1/2002	7,545,000	7,545,000
Total Repurchase Agreements (Cost $147,545,000)		147,545,000
Total Investment Portfolio - 100.0% (Cost $488,016,563) (a)		488,016,563

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of January 31, 2002.

The accompanying notes are an integral part of the financial statements.

** Interest rates represent annualized yield to date of maturity.
*** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.
(a) Cost for federal income tax purposes was $488,016,563.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of January 31, 2002 (Unaudited)

Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
Municipal Investments 100.0%
Alabama 1.3%
Birmingham, Special Care Facilities Finance Authority, 1.45%*, 11/15/2039	2,000,000	2,000,000
Mobile, Special Care Facilities Finance Authority, 1.45%*, 11/15/2039	2,000,000	2,000,000
Arizona 4.8%
Maricopa County, Pollution Control Corp., Pollution Control Revenue, 1.5%*, 5/1/2029	4,000,000	4,000,000
Salt River Project, Agricultural Improvement and Power District: 1.2%**, 4/8/2002	3,896,000	3,896,000
1.6%**, 2/7/2002	3,000,000	3,000,000
2.05%**, 2/15/2002	2,000,000	2,000,000
2.1%**, 2/14/2002	2,000,000	2,000,000
California 4.6%
Los Angeles, Harbor Improvement Corp., 1.4%*, 1/1/2005	6,900,000	6,900,000
Revenue Anticipation Notes: 1.478%*, 6/28/2002	2,500,000	2,500,000
2.21%**, 6/28/2002	5,000,000	5,020,398
Colorado 1.9%
Platte River Power Authority: 1.35%**, 3/11/2002	4,000,000	4,000,000
1.7%**, 2/21/2002	2,000,000	2,000,000
District of Columbia 1.6%
Washington, D.C., General Obligation, 1.5%*, 6/1/2003	5,000,000	5,000,000
Florida 9.1%
Gainesville, Utility Authority, 1.65%**, 2/14/2002	1,000,000	1,000,000
Hillsborough County, Industrial Redevelopment Revenue, 1.5%*, 9/1/2025	3,000,000	3,000,000
Indian River County, Hospital Revenue, 1.45%*, 10/1/2015	3,500,000	3,500,000
Jacksonville, Electric Authority: 1.3%**, 4/12/2002	4,000,000	4,000,000
1.4%**, 3/8/2002	2,000,000	2,000,000
2.1%**, 2/13/2002	2,000,000	2,000,000
Kissimmee, Utility Authority, 1.2%**, 4/11/2002	5,000,000	5,000,000
Orlando: Capital Improvement, 1.45%**, 3/8/2002	1,500,000	1,500,000
Special Assessment Revenue, 1.35%*, 10/1/2021	5,000,000	5,000,000
University of North Florida, 1.4%*, 11/1/2024	1,300,000	1,300,000
Georgia 4.6%
LaGrange, Development Authority Revenue, LaGrange College Project, 1.45%*, 6/1/2031	6,000,000	6,000,000
Laurens County, Development Authority Revenue, 1.45%*, 9/1/2017	5,000,000	5,000,000
Municipal Electric Authority, 1.35%**2/5/2002	3,000,000	3,000,000
Idaho 1.0%
Power County, Industrial Development Authority, 1.45%*, 4/1/2014	3,000,000	3,000,000
Illinois 4.9%
Chicago, De La Salle Institute, 1.45%*, 4/1/2027	3,060,000	3,060,000
Homestart, Series A, 1.45%*, 6/1/2005	3,000,000	3,000,000
Development Finance Authority, Local Government, 1.6%*, 9/1/2029	5,000,000	5,000,000
Upper Illinois River, Solid Waste Disposal Revenue, 1.5%*, 12/1/2021	4,000,000	4,000,000
Indiana 1.0%
Development Finance Authority Industrial Development Revenue, 1.53%*, 6/1/2022	2,000,000	2,000,000
Health Facilities Financing Authority Revenue, 1.45%*, 11/15/2039	1,040,000	1,040,000
Kentucky 10.6%
Asset/Liability, General Fund Revenue, 1.24%*, 6/26/2002	4,500,000	4,500,000
Boone County, Pollution Control Revenue, 1.65%*, 8/1/2013	8,000,000	8,000,000
Danville County, Multi-City Lease Revenue:
1.6%**, 2/8/2002	6,220,000	6,220,000
2.4%**, 2/11/2002	2,000,000	2,000,000
Educational Development Authority, Health Care Revenue, 1.55%*, 11/1/2030	3,865,000	3,865,000
Glasgow, Industrial Building Revenue, 1.7%*, 5/1/2014	3,010,000	3,010,000
Pendleton County, Multi-City Lease Revenue: 2.2%**, 2/15/2002	2,000,000	2,000,000
2.6%**, 2/11/2002	3,000,000	3,000,000
Louisiana 1.2%
Offshore Terminal Authority, Deepwater Port Revenue, 1.5%*, 9/1/2006	1,900,000	1,900,000
West Baton Rouge, 1.7%**, 3/7/2002	2,000,000	2,000,000
Maryland 2.4%
Anne Arundel County, Baltimore Gas and Electric: 1.5%**, 3/8/2002	3,620,000	3,620,000
1.6%**, 2/12/2002	3,500,000	3,500,000
Michigan 4.6%
Lake Shore Revenue, 1.7%*, 11/1/2019	2,490,000	2,490,000
Sterling Heights, Economic Development Corp., 1.7%*, 2/1/2016	2,600,000	2,600,000
Strategic Fund: Continental Aluminum Project 97, 1.55%*, 10/1/2015	4,200,000	4,200,000
Department of Water, 1.65%**, 2/21/2002	2,000,000	2,000,000
University of Michigan, 1.15%**, 5/13/2002	3,000,000	3,000,000
Nebraska 1.6%
Finance Authority, Single Family Housing Revenue, 1.45%*, 9/1/2022	3,165,000	3,165,000
Omaha, Public Power District, 1.65%**, 2/14/2002	2,000,000	2,000,000
Nevada 0.7%
Department of Business and Industrial Development, 1.55%*, 1/1/2005	2,200,000	2,200,000
New York 0.8%
New York City, Transitional Finance Authority Revenue, 2.13%**, 10/2/2002	2,000,000	2,518,242
Ohio 3.7%
Air Quality Development Authority, 2.0%**, 2/13/2002	3,200,000	3,200,000
Higher Education Facilities Authority, 1.55%*, 9/1/2020	2,130,000	2,130,000
Water Development Authority, 2.1%**, 2/14/2002	6,000,000	6,000,000
Oregon 1.5%
Clackamas County, Hospital Facilities Authority Revenue, 1.42%*, 5/15/2029	710,000	710,000
Economic Development Revenue, 1.45%*, 1/1/2017	4,000,000	4,000,000
Pennsylvania 5.7%
Dauphin County, General Authority Revenue, 1.43%*, 11/1/2017	4,120,000	4,120,000
Public School Building, 1.43%*, 3/1/2019	2,265,000	2,265,000
Lancaster County, Hospital Authority Revenue, Luthercare Project, 1.45%*, 2/15/2029	5,940,000	5,940,000
Mercer County, Industrial Development Authority Revenue, 1.6%*, 5/1/2021	1,000,000	1,000,000
Lehigh County, Industrial Development Authority, 1.6%*, 10/1/2014	4,300,000	4,300,000
South Carolina 4.0%
Economic Development Authority, Hospital Facilities Revenue, 1.7%*, 11/1/2031	6,000,000	6,000,000
Public Service Authority: 1.2%**, 4/9/2002	2,000,000	2,000,000
1.25%**, 5/7/2002	3,000,000	3,000,000
1.4%**, 9/12/2002	1,500,000	1,500,000
Texas 19.1%
Austin, Utility System, 2%**, 2/12/2002	3,520,000	3,520,000
A&M University, 1.2%**, 4/8/2002	3,000,000	3,000,000
Camp County, Industrial Development Corp., Pollution Control Revenue, 1.45%*, 12/1/2013	2,500,000	2,500,000
Harris County: A-1, 1.7%**, 2/13/2002	3,000,000	3,000,000
D-1, 1.6%**, 2/7/2002	3,000,000	3,000,000
D-1, 1.65%**, 2/12/2002	1,200,000	1,200,000
Houston, Water and Sewer Revenue, 1.4%**, 5/30/2002	7,000,000	7,000,000
Municipal Power Agency, 1.3%**, 3/11/2002	4,000,000	4,000,000
North Central Texas, Health Facilities Development Corp. Revenue, 1.46%*, 12/1/2015	1,000,000	1,000,000
San Antonio, Electric and Gas Revenue: 1.2%**, 5/16/2002	5,500,000	5,500,000
1.3%**, 5/9/2002	4,800,000	4,800,000
1.35%**, 3/12/2002	2,000,000	2,000,000
Small Business Industrial Development Corp., Industrial Development Revenue, 1.4%*, 7/1/2026	11,000,000	11,000,000
Tax and Revenue Anticipation Notes, 2.44%**, 8/29/2002	4,000,000	4,028,829
University of Texas: Series A, 1.2%**, 4/10/2002	2,000,000	2,000,000
Series A, 1.65%**, 4/9/2002	1,500,000	1,500,000
Utah 3.8%
Heber, Industrial Development Revenue, 1.7%*, 7/1/2033	3,650,000	3,650,000
Intermountain Power Agency: 1.15%**, 4/9/2002	1,900,000	1,900,000
1.15%**, 5/13/2002	3,900,000	3,900,000
Salt Lake, Pollution Control Revenue, 1.5%*, 8/1/2007	2,300,000	2,300,000
Vermont 1.3%
Student Assistance Corp., Student Loan Revenue, 1.65%*, 1/1/2004	4,200,000	4,200,000
Virginia 2.3%
Louisa Industrial Development Authority Virginia Electric: 1.35%**, 3/25/2002	4,000,000	4,000,000
1.75%**, 2/11/2002	3,000,000	3,000,000
Washington 0.3%
Tacoma Electric System, 1.3%**, 4/12/2002	1,000,000	1,000,000
West Virginia 0.8%
Preston County, Industrial Development Revenue, 1.7%*, 12/1/2007	2,470,000	2,470,000
Wisconsin 0.8%
Franklin, All-Glass Aquarium Co. Project, 1.7%*, 9/1/2018	2,390,000	2,390,000
Total Investment Portfolio - 100.0% (Cost $309,528,469) (a)		309,528,469

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period. These securities are shown at their current rates as of January 31, 2002.
** Interest rates represent annualized yield to date of maturity.
(a) Cost for federal income tax purposes was $309,528,469.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of January 31, 2002 (Unaudited)
Assets	Money Market Portfolio	Government Securities Portfolio	Tax-Exempt Portfolio
Investments in securities, at amortized cost: Short-term securities	$ 890,532,984	$ 340,471,563	$ 309,528,469
Repurchase agreements	11,019,000	147,545,000	-
Cash	1,015	835	635,746
Receivable for investments sold	-	-	160,000
Interest receivable	376,249	1,298,045	766,694
Receivable for Portfolio shares sold	16,260,570	3,555,594	1,012,248
Total assets	918,189,818	492,871,037	312,103,157
Liabilities
Dividends payable	569,728	245,413	122,034
Payable for Portfolio shares redeemed	14,933,973	3,124,206	904,131
Accrued management fee	192,157	94,157	58,286
Other accrued expenses and payables	619,568	379,381	123,753
Total liabilities	16,315,426	3,843,157	1,208,204
Net assets, at value	$ 901,874,392	$ 489,027,880	$ 310,894,953
Net Asset Value
Net assets consist of: Accumulated net realized gain (loss)	(71,431)	(1,966)	(83,875)
Paid-in capital	901,945,823	489,029,846	310,978,828
Net assets, at value	901,874,392	489,027,880	310,894,953
Shares outstanding	901,869,915	489,030,221	310,894,919
Net Asset Value, offering and redemption price per share (Net asset value / outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended January 31, 2002 (Unaudited)
Investment Income	Money Market Portfolio	Government Securities Portfolio	Tax-Exempt Portfolio
Income: Interest	$ 13,717,165	$ 7,119,535	$ 3,035,119
Expenses: Management fee	987,412	512,980	320,283
Services to shareholders	752,172	487,327	63,119
Custodian fees	25,575	18,232	8,212
Distribution service fees	1,780,791	968,173	480,424
Auditing	19,153	13,144	7,204
Legal	6,022	2,713	1,977
Trustees' fees and expenses	18,767	16,127	11,856
Reports to shareholders	181,142	148,537	18,196
Registration fees	32,881	12,553	17,606
Other	20,342	17,498	4,964
Total expenses, before expense reductions	3,824,257	2,197,284	933,841
Expense reductions	(3,009)	(307)	(4,643)
Total expenses, after expense reductions	3,821,248	2,196,977	929,198
Net investment income	9,895,917	4,922,558	2,105,921
Net realized gain (loss) on investment transactions	4,401	290	-
Net increase (decrease) in net assets resulting from operations	$ 9,900,318	$ 4,922,848	$ 2,105,921

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Money Market Portfolio		Government Securities Portfolio		Tax-Exempt Portfolio
	Six Months Ended January 31, 2002 (Unaudited)	Year Ended July 31, 2001	Six Months Ended January 31, 2002 (Unaudited)	Year Ended July 31, 2001	Six Months Ended January 31, 2002 (Unaudited)	Year Ended July 31, 2001
Operations: Net investment income	$ 9,895,917	$ 42,567,967	$ 4,922,558	$ 22,748,606	$ 2,105,921	$ 8,764,052
Net realized gain (loss) on investment transactions	4,401	(67,337)	290	11,408	-	-
Net increase (decrease) in net assets resulting from operations	9,900,318	42,500,630	4,922,848	22,760,014	2,105,921	8,764,052
Distributions to shareholders from: Net investment income	(9,897,995)	(42,498,532)	(4,895,872)	(22,789,334)	(2,105,906)	(8,764,033)
Fund share transactions: Proceeds from shares sold	1,459,714,607	3,203,063,520	888,686,178	1,965,198,363	427,098,249	1,002,384,184
Reinvestment of distributions	10,503,427	42,880,298	5,256,500	23,107,703	2,227,123	8,720,505
Cost of shares redeemed	(1,481,867,375)	(3,092,559,986)	(902,982,043)	(1,935,510,052)	(405,903,615)	(994,329,479)
Net increase (decrease) in net assets from Portfolio share transactions	(11,649,341)	153,383,832	(9,039,365)	52,796,014	23,421,757	16,775,210
Increase (decrease) in net assets	(11,647,018)	153,385,930	(9,012,389)	52,766,694	23,421,772	16,775,229
Net assets at beginning of period	913,521,410	760,135,480	498,040,269	445,273,575	287,473,181	270,697,952
Net assets at end of period	$ 901,874,392	$ 913,521,410	$ 489,027,880	$ 498,040,269	$ 310,894,953	$ 287,473,181
Other Information
Shares outstanding at beginning of period	913,518,762	760,135,530	498,069,587	445,273,575	287,473,161	270,697,951
Shares sold	1,459,714,607	3,203,062,920	888,686,178	1,965,198,361	427,098,249	1,002,384,184
Shares issued to shareholders in reinvestment of distributions	10,503,427	42,880,298	5,256,500	23,107,703	2,227,123	8,720,505
Shares redeemed	(1,481,866,881)	(3,092,559,986)	(902,982,044)	(1,935,510,052)	(405,903,614)	(994,329,479)
Net increase (decrease) in Fund Shares	(11,648,847)	153,383,232	(9,039,366)	52,796,012	23,421,758	16,775,210
Shares outstanding at end of period	901,869,915	913,518,762	489,030,221	498,069,587	310,894,919	287,473,161

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio

Years Ended July 31,	2002[a]	2001	2000	1999	1998	1997
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.01	.05	.05	.04	.05	.05
Less distributions from net investment income	(.01)	(.05)	(.05)	(.04)	(.05)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.06**	5.21	5.31	4.43	4.93	4.78
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	902	914	760	1,038	852	971
Ratio of expenses before expense reductions (%)	.82*	.78[b]	.83	.89	.91	.93
Ratio of expenses after expense reductions (%)	.82*	.77[b]	.83	.89	.91	.93
Ratio of net investment income (loss) (%)	2.11*	5.05	5.13	4.34	4.83	4.64

Government Securities Portfolio

Years Ended July 31,	2002[a]	2001	2000	1999	1998	1997
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.01	.05	.05	.04	.05	.05
Less distributions from net investment income	(.01)	(.05)	(.05)	(.04)	(.05)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.97**	4.93	5.16	4.37	4.89	4.85
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	489	498	445	455	392	404
Ratio of expenses before expense reductions (%)	.86*	.91[c]	.84	.85	.85	.83
Ratio of expenses after expense reductions (%)	.86*	.90[c]	.84	.85	.85	.83
Ratio of net investment income (loss) (%)	1.93*	4.79	5.03	4.29	4.79	4.73

a For the six months ended January 31, 2002 (Unaudited).
b The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were ..76% and .76%, respectively.
c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were ..89% and .89%, respectively.
* Annualized
** Not annualized

Tax-Exempt Portfolio

Years Ended July 31,	2002[a]	2001	2000	1999	1998	1997
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.01	.03	.03	.03	.03	.03
Less distributions from net investment income	(.01)	(.03)	(.03)	(.03)	(.03)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.74**	3.19	3.25	2.68	3.13	3.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	311	287	271	382	333	445
Ratio of expenses (%)	.64*	.64[b]	.67	.62	.66	.71
Ratio of net investment income (loss) (%)	1.45*	3.13	3.17	2.65	3.09	2.97

a For the six months ended January 31, 2002 (Unaudited).
b The ratio of operating expenses excluding costs incurred in connection with the reorganization was .64%.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies

Cash Equivalent Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Fund offers three series of shares (Portfolios): the Money Market Portfolio invests primarily in short-term, high-quality obligations of major banks and corporations; the Government Securities Portfolio invests primarily in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon; and the Tax-Exempt Portfolio invests in short-term, high-quality municipal securities.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

At July 31, 2001, the Fund had a net tax basis capital loss carryforward as follows, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until the respective expiration dates, whichever occurs first:

Portfolio	Capital Loss Carryforward	Expiration
Money Market Portfolio	$ 6,400	7/31/2009
	1,200	7/31/2008
Government Securities Portfolio	2,300	7/31/2008
Tax-Exempt Portfolio	29,000	7/31/2005
	55,000	7/31/2003

In addition, from November 1, 2000 through July 31, 2001, the Money Market Portfolio incurred approximately $68,000 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ended July 31, 2002.

Distribution of Income and Gains. All of the net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

Expenses. Expenses arising in connection with a specific portfolio are allocated to that portfolio. Other Fund expenses are allocated between the Portfolios in proportion to their relative net assets.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable for the Money Market and Government Securities Portfolios under the Management Agreement is equal to 1/12 of the annual rate of 0.22% of the first $500,000,000 of combined average daily net assets of those portfolios, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000. The management fee payable for the Tax-Exempt Portfolio under the Management Agreement is equal to 1/12 of the annual rate of 0.22% of the first $500,000,000 of average daily net assets of such portfolio, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000. Accordingly, for the six months ended January 31, 2002, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of the Portfolios' average daily net assets as follows:

Portfolio	Effective Rate (%)
Money Market Portfolio	.21
Government Securities Portfolio	.21
Tax-Exempt Portfolio	.22

On December 4, 2001, Deutsche Bank and Zurich Financial Services announced that they have signed a definitive agreement under which Deutsche Bank will acquire 100% of ZSI, with the exception of Threadneedle Investments in the U.K. Because the transaction would constitute an assignment of the funds' investment management agreements with ZSI under the 1940 Act and, therefore, a termination of those agreements, ZSI intends to seek approval of new agreements from the funds' shareholders. The transaction is expected to be completed, subject to regulatory approval and satisfaction of other conditions, in the first half of 2002.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund. For the six months ended January 31, 2002, SISC received shareholder services fees as follows:

Portfolio	Total Aggregated	Unpaid at January 31, 2002
Money Market Portfolio	$ 642,269	$ 109,600
Government Securities Portfolio	449,213	75,671
Tax-Exempt Portfolio	44,496	7,407

Distribution Service Agreement. The Fund also has an administration, shareholder services and distribution agreement with Scudder Distributors, Inc. ("SDI"). For its services as primary distributor, the Fund pays SDI an annual fee of 0.38% of average daily net assets for the Money Market and Government Securities Portfolios and 0.33% of average daily net assets for the Tax-Exempt Portfolio pursuant to separate Rule 12b-1 plans for these portfolios. The amount charged to the Fund by SDI, for the six months ended January 31, 2002 was as follows:

Portfolio	Total Aggregated	Unpaid at January 31, 2002
Money Market Portfolio	$ 1,780,791	$ 307,753
Government Securities Portfolio	968,173	166,602
Tax-Exempt Portfolio	480,424	88,218

SDI has related service agreements with various firms to provide cash management and other services for Fund shareholders.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor an annual retainer plus specified amounts for attended board and committee meetings.

3. Expense Off-Set Arrangements

The Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses. During the six months ended January 31, 2002, the Fund's custodian and transfer agent fees were reduced as follows:

Portfolio	Custodian Fee	Transfer Agent Fee
Money Market Portfolio	$ 2,552	$ 457
Government Securities Portfolio	172	135
Tax-Exempt Portfolio	4,503	140

4. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

Privacy Statement January 2002

This privacy statement is issued by Zurich Scudder Investments, Inc. (Scudder), its affiliates Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company, and each of the funds managed or advised by Scudder. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by Scudder.

Questions on this policy may be sent to:

Zurich Scudder Investments, Attention: Correspondence - Chicago, P.O. Box 219415, Kansas City, MO 64121-9415.